Goodwill (Details) - Schedule of changes in Goodwill - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Balance at beginning		$ 20,190	$ 18,508	$ 20,190
Impairment			(18,508)	(1,682)
Balance at ending				18,508
Cannabinoid [Member]
Goodwill [Line Items]
Balance at beginning		18,508	18,508	18,508
Impairment	(18,508)		(18,508)
Balance at ending				18,508
Non-Cannabinoid [Member]
Goodwill [Line Items]
Balance at beginning		1,682		1,682
Impairment		(1,682)		(1,682)
Balance at ending